SUPPLEMENT DATED FEBRUARY 23, 2026

TO THE PROSPECTUS

DATED AUGUST 31, 2025,

AS AMENDED TO DATE,

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Multisector Bond Fund

(the “Fund)

This supplement provides additional information to the Fund’s Prospectus dated August 31, 2025, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Changes to the Fund

I.

To reflect the addition of Sam Wilson as Portfolio Manager to the portion of the Fund subadvised by Voya Investment Management Co., LLC the following changes are being made to the Prospectus effective April 2, 2026:

1.

The Voya Investment Management Co., LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund

Voya Investment Management Company, LLC
Travis King, CFA	Senior Portfolio Manager	May 2022
Sam Wilson, CFA	Portfolio Manager	April 2026

2.

In the “Management of the Funds – Subadvisers and Portfolio Managers – Morningstar Multisector Bond Fund – Voya Investment Management Co., LLC (Voya)” section of the Prospectus, the following paragraph is added:

Sam Wilson, CFA — Sam Wilson is a portfolio manager on the U.S. corporate investment grade credit team at Voya Investment Management, responsible for the management of investment grade portfolios across various mandates. Previously at Voya, he was a senior credit analyst responsible for investment grade financials. Prior to joining Voya in 2016, Sam was a senior credit analyst with BlackRock. Prior to that, he held positions at Credit Suisse, Fidelity and Bank of America Merrill Lynch. Mr. Wilson earned a BA from the University of Virginia and is a CFA® Charterholder.

II.

Effective April 2, 2026, Anil Katarya is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by Voya Investment Management Co., LLC and all references to Mr. Katarya in the Prospectus shall be removed effective on this date.

III.

In addition, Penelope D. Foley has stepped down as a Portfolio Manager to the portion of the Fund subadvised by TCW Investment Management Company LLC, and all references to Ms. Foley in the Prospectus shall be removed effective on this date.

Please retain this supplement for future reference.

SUPPLEMENT DATED FEBRUARY 23, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2025, AS AMENDED TO DATE,

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Multisector Bond Fund

(the “Fund”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2025, as amended to date, and should be read in conjunction with such SAI.

Portfolio Manager Changes to the Fund

I.

To reflect the addition of Sam Wilson as a Portfolio Manager to the portion of the Fund subadvised by Voya Investment Management Co., LLC (“Voya”), the following information is added to the Voya section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI effective April 2, 2026:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Voya
Sam Wilson, CFA (as of December 31, 2025)	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00

II.

Effective April 2, 2026, Anil Katarya is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by Voya, and all references to Mr. Katarya in the SAI shall be removed effective on this date.

III.

In addition, Penelope D. Foley has stepped down as a Portfolio Manager to the portion of the Fund subadvised by TCW Investment Management Company LLC, and all references to Ms. Foley in the SAI shall be removed effective on this date.

Please retain this supplement for future reference.